Intangible Assets, Goodwill and Other Long Term Assets (Details) - Schedule of other long term assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Long Term Assets Abstract
Intangible Assets and Goodwill	$ 147,009	$ 153,592
Long term pre-paid expenses	63	71
Total Other Long-Term Assets	$ 147,072	$ 153,663